OTHER ASSETS	12 Months Ended
Dec. 31, 2015
Other Assets Disclosure [Abstract]
OTHER ASSETS
NOTE 16: OTHER ASSETS

Other assets at December 31, comprised:
	2014	2015
	Restated(2)
	(EUR in millions)
Insurance related assets	516	597
Deferred tax assets	189	198
Prepaid income taxes	537	588
Assets acquired through foreclosure proceedings	194	165
Brokerage auxiliary funds	23	3
Private equity: Investees Assets(1)	116	0
Prepaid expenses	52	56
Advances to employees	18	8
Unlisted equity securities	86	32
Hellenic Deposit and Investment Guarantee Fund	469	478
Receivables from Greek State	511	521
Checks and credit card transactions under settlement	19	21
Trade and other receivables	70	134
Other	388	216
Total	3,188	3,017

(1) The decrease is due to the reclassification of Private Equity Funds under line Long Lived Assets held for sale (please also refer to Note 17).

(2) Information relating to restatement is disclosed in Note 44

Included in the above table are investments on behalf of policyholders who bear the investment risk, classified as Insurance related assets amounting to EUR 316 million and EUR 307 million at December 31, 2014 and 2015 respectively, which are carried at fair value.

In accordance with article 6 of Greek Law 3714/2008, the amount of deposits guaranteed by the Hellenic Deposit and Investment Guarantee Fund (“HDIGF”) is EUR 100 thousand per client. Accordingly, the contributions paid by banks to HDIGF increased from 2008 onwards. The Greek Law 3746/2009 concerning HDIGF provides that the excess of annual contributions calculated in accordance with the above article 6 of Greek Law 3714/2008, are included in a special reserve which is jointly owned by the credit institutions in proportion to their participation.

In accordance with article 10 of Greek Law 3746/2009, HDIGF guarantees up to an amount of EUR 30 thousand per client for investing activities. In 2010, the participating credit institutions paid the first contributions relating to article 10 of Greek Law 3746/2009 which provides that the said contributions are included in a special reserve which is jointly owned by the credit institutions in proportion to their participation.

In accordance with article 13A of Law 3746/16.2.2009, all financial institutions participating in HDIGF's Resolution Section are liable for contributions at a rate of 0.09% calculated on their June average balance of total liabilities. In case that a financial institution is considered as not viable by the BoG, may decide that the institution's assets and liabilities to be transferred to a transferee institution. Following such decision, HDIGF's Resolution Section will cover any funding gap from the said transfer.